Annual Fund Operating Expenses - FT Vest International Equity Moderate Buffer ETF - December - FT Vest International Equity Moderate Buffer ETF - December	Aug. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.90%